Vessel Operating Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Vessel Operating Costs
Management fees and other vessel management expenses	$ 6,072	$ 5,713	$ 5,295
Crew wages	30,755	27,509	26,613
Technical maintenance expenses	12,685	12,125	9,470
Provisions and stores	3,168	2,555	2,480
Insurance expenses	3,672	4,032	4,149
Other operating expenses	3,663	3,490	4,575
Total	$ 60,015	$ 55,424	$ 52,582

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).